Operating Segments - External Revenue and Non-current Assets (Excluding Goodwill and Intangible Assets) by Geographic Area (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of geographical areas [Line Items]
Revenue	$ 757,956	$ 602,546	$ 562,179
Non-current assets (excluding goodwill and intangible assets)	60,606	54,796
UK [member]
Disclosure of geographical areas [Line Items]
Revenue	258,863	248,588	264,889
Non-current assets (excluding goodwill and intangible assets)	756	1,228
USA [Member
Disclosure of geographical areas [Line Items]
Revenue	308,436	196,193	155,345
Non-current assets (excluding goodwill and intangible assets)	5,112	6,493
India [member]
Disclosure of geographical areas [Line Items]
Non-current assets (excluding goodwill and intangible assets)	26,167	21,944
South Africa [member]
Disclosure of geographical areas [Line Items]
Revenue	42,841	42,717	30,086
Non-current assets (excluding goodwill and intangible assets)	10,529	11,449
Philippines [member]
Disclosure of geographical areas [Line Items]
Non-current assets (excluding goodwill and intangible assets)	14,050	10,583
Rest of the world [member]
Disclosure of geographical areas [Line Items]
Revenue	34,021	28,501	36,819
Non-current assets (excluding goodwill and intangible assets)	3,992	3,099
Europe (excluding UK) [member]
Disclosure of geographical areas [Line Items]
Revenue	47,169	37,494	34,732
Australia [member]
Disclosure of geographical areas [Line Items]
Revenue	$ 66,626	$ 49,053	$ 40,308